UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland               May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total:  403,838
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             Form 13F File Number            Name

1.              028-11159                       Abrams Bison Partners, L.P.


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF               VALUE      SHRS OR    SH/ PUT/   INVESTMENT       OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION       MGRS  SOLE    SHARED    NONE


AUTOZONE INC                   COM        053332102   50,846       396,800  SH         Shared-Defined    1             396,800
BED BATH & BEYOND INC          COM        075896100   82,623     2,056,822  SH         Shared-Defined    1           2,056,822
CBS CORP NEW                   CL B       124857202   32,052     1,047,800  SH         Shared-Defined    1           1,047,800
FIRST AMERN CORP CALIF         COM        318522307   35,727       704,399  SH         Shared-Defined    1             704,399
HASBRO INC                     COM        418056107   46,493     1,624,500  SH         Shared-Defined    1           1,624,500
HEIDRICK & STRUGGLES INTL IN   COM        422819102   22,320       460,689  SH         Shared-Defined    1             460,689
MICROSOFT CORP                 COM        594918104   13,935       500,000  SH         Shared-Defined    1             500,000
NVR INC                        COM        62944T105   32,812        49,341  SH         Shared-Defined    1              49,341
PIONEER NAT RES CO             COM        723787107   31,289       725,800  SH         Shared-Defined    1             725,800
SUNOCO INC                     COM        86764P109   24,619       349,500  SH         Shared-Defined    1             349,500
VALERO ENERGY CORP NEW         COM        91913Y100   11,186       173,450  SH         Shared-Defined    1             173,450
RENAISSANCERE HOLDINGS LTD     COM        G7496G103   19,936       397,600  SH         Shared-Defined    1             397,600




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